Leases - Schedule of Operating Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Operating Leases [Abstract]
Operating lease cost	¥ 18,323	¥ 18,970
Short-term lease cost	167	335
Total	18,490	19,305
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	17,761	18,230
Non-cash ROU assets in exchange for new lease liabilities:
Operating leases	¥ 18,466	¥ 41,652